Note 12 - Income Taxes (Details Textual) - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Sep. 08, 2017	Nov. 30, 2014
Income Tax Expense (Benefit) for Tax Cuts and Job Act			$ 1,136,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	34.00%
Deferred Income Tax Expense (Benefit), Total	$ 529,000	$ 1,740,000	$ 2,660,000
Unrecognized Tax Benefits, Ending Balance	0	0		$ 0
Deferred Tax Assets, Valuation Allowance, Total	0	0		0
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	$ 0	$ 0		0
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Open Tax Year	2016 2017 2018 2019
Ohio State Bancshares Inc [Member]
Operating Loss Carryforwards, Total						$ 15,000,000
Federal Loss Carryforwards, Limit to Amount Each Year	$ 126,000			126,000
Unrecognized Tax Benefits, Ending Balance	2,500,000			2,500,000
Deferred Tax Assets, Tax Credit Carryforwards, Total	$ 1,700,000			1,700,000
Ohio State Bancshares Inc [Member] | Minimum [Member]
Tax Credit Carryforward, Expiration Date	Jan. 01, 2029
Ohio State Bancshares Inc [Member] | Maximum [Member]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2033
Benchmark Bancorp, Inc. [Member]
Operating Loss Carryforwards, Total					$ 8,900,000
Federal Loss Carryforwards, Limit to Amount Each Year	$ 652,000			652,000
Deferred Tax Assets, Tax Credit Carryforwards, Total	$ 4,400,000			$ 4,400,000
Benchmark Bancorp, Inc. [Member] | Minimum [Member]
Tax Credit Carryforward, Expiration Date				Jan. 01, 2029
Benchmark Bancorp, Inc. [Member] | Maximum [Member]
Tax Credit Carryforward, Expiration Date				Dec. 31, 2036